Warrants - Summary of Warrants Outstanding And Exercisable (Parenthetical) (Detail) $ in Thousands	Jul. 31, 2019 USD ($)
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Credit derivative, fair value	$ 5,317